LOANS - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) loan PSARate payment qtr	Dec. 31, 2024 USD ($) loan PSARate	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan costs	$ 22,700,000	$ 24,400,000
Proceeds from sale of loans held-for-investment	22,594,000	20,780,000	$ 56,561,000
Net gains on mortgage loans	6,780,000	6,579,000	7,436,000
Accrued Interest	800,000	300,000	300,000
Interest income	$ 0	$ 0	0
Troubled loan modification, term increase	12 years	7 years 1 month 6 days
Number of contracts | loan	1	0
Troubled loan modifications, non-accrual, amount	$ 70,000.00
Past due period for modified loans	90 days
Number of consecutive payments for mortgage loans missed | payment	4
Custodial deposit accounts	$ 26,200,000	$ 29,400,000
Maximum number of consecutive quarterly losses recorded for profitability requirement | qtr	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Average coupon rate	4.52%	4.13%
Average servicing fee	0.26%	0.26%
Average discount rate	9.94%	10.37%
Average PSA rate | PSARate	160	125
Fixed Rate Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held-for-investment	$ 22,200,000	$ 20,800,000
Net gains on mortgage loans	410,000	$ 420,000
Residential Adjustable Rate Mortgage | Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held-for-investment			56,700,000
Net gains on mortgage loans			$ (140,000)
1-4 family owner occupied - non-jumbo | Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled loan modification	$ 100,000
Troubled loan modifications to total loans, percentage	0.10%
Modification, number of loans | loan	2	5
Troubled loan modification, amount		$ 510,000
Troubled loan modifications to total loans, percentage		0.001
1-4 family owner occupied - non-jumbo | Mortgage | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modification, number of loans | loan		1
Modification, nonaccrual, number of loans | loan	1
Troubled loan modification, interest rate reduction, percent	4.75%	3.625%
1-4 family - 2nd lien | Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modification, number of loans | loan		1
Troubled loan modification, amount		$ 70,000.00
Troubled loan modifications to total loans, percentage		0.001